SCHEDULE OF BASIC AND DILUTED NET (LOSS) INCOME PER SHARE (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Net Loss	$ (4,020,831)	$ (308,081)	$ (8,021,235)	$ 4,103,067
Amortization of Debt Discounts				9,543
Interest Expense				14,450
Change in Derivative Liabilities
Adjusted Net Loss	$ (4,020,831)	$ (308,081)	$ (8,021,235)	$ 4,127,060
Basic Weighted Average Number of Shares Outstanding during Period	47,934,912	12,475,345	27,306,097	5,640,991
Dilutive Shares				$ 26,534,773
Diluted Weighted Average Number of Shares Outstanding during Period	47,934,912	12,475,345	27,306,097	32,175,764
Diluted Net Loss per Share	$ (0.08)	$ (0.02)	$ (0.29)	$ 0.13